Income Tax (Details) - Schedule of Deferred Income Tax - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Deferred income tax assets
Total deferred income tax assets	$ 4,970	$ 4,506
Deferred income tax liabilities
Total deferred income tax liabilities	(52,887)	(51,634)
Net deferred income tax liabilities	(47,917)	(47,128)
Of which
Deferred tax assets	179	905
Deferred tax liabilities	(48,096)	(48,033)
Plant and equipment [Member]
Deferred income tax assets
Total deferred income tax assets	2,054	2,230
Deferred income tax liabilities
Total deferred income tax liabilities	(1,905)	(2,024)
Non-capital loss carry forwards [Member]
Deferred income tax assets
Total deferred income tax assets	747
Environmental rehabilitation [Member]
Deferred income tax assets
Total deferred income tax assets	1,765	2,021
Unrealized loss on investments [Member]
Deferred income tax assets
Total deferred income tax assets	363	122
Other deductible temporary difference [Member]
Deferred income tax assets
Total deferred income tax assets	41	133
Mineral rights and properties [Member]
Deferred income tax liabilities
Total deferred income tax liabilities	(50,821)	(49,386)
Other taxable temporary difference [Member]
Deferred income tax liabilities
Total deferred income tax liabilities	$ (161)	$ (224)